Concentrations, Risk and Uncertainties (Details) (USD $)	Dec. 31, 2012
Concentrations, Risk and Uncertainties (Textual)
Accounts receivable due from customers
Bank account insured by Federal Deposit Insurance Corporation	250,000
Balances not insured by FDIC	$ 1,900,000